Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Estimates of Future Commitments
Detailed below are estimates of future commitments under these arrangements:

	Year 1	Year 2	Year 3	Year 4	Year 5	Thereafter	Total
Power purchase (i)	$46,536	$10,896	$11,114	$11,338	$11,566	$191,208	$282,658
Gas supply and service agreements (ii)	77,658	51,349	27,672	24,422	22,424	48,313	251,838
Service agreements	43,732	39,093	38,451	37,463	40,737	312,559	512,035
Capital projects	67,575	1,663	196	7,330	—	—	76,764
Operating leases	7,629	7,154	7,096	7,076	6,776	178,583	214,314
Total	$243,130	$110,155	$84,529	$87,629	$81,503	$730,663	$1,337,609

(i)
Power purchase: APUC’s electric distribution facilities have commitments to purchase physical quantities of power for load serving requirements. The commitment amounts included in the table above are based on market prices as of December 31, 2018. However, the effects of purchased power unit cost adjustments are mitigated through a purchased power rate-adjustment mechanism.

(ii)
Gas supply and service agreements: APUC’s gas distribution facilities and thermal generation facilities have commitments to purchase physical quantities of natural gas under contracts for purposes of load serving requirements and of generating power.